Notes payable and other borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Notes Payable And Other Borrowings [Abstract]
Disclosure of notes payable and other borrowings	notes payable and other borrowings consisted of the following:

	December 31, 2025	December 31, 2024
Liabilities to financial institutions ................................................................................................	$163	$132
Commercial papers ........................................................................................................................	84	13
Derivatives ........................................................................................................................................	13	61
Senior unsecured bonds ...............................................................................................................	326	136
Subordinated liabilities ..................................................................................................................	184	171
Warehouse financing facility ........................................................................................................	589	—
Total ...................................................................................................................................................	$1,359	$513
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[1] The warehouse financing facility refers to issued credit-linked notes (“CLNs”), see Note 16.